Cover	3 Months Ended
Jan. 31, 2022
Document Information [Line Items]
Document period end date	Jan. 31, 2022
Current fiscal year end date	--10-31
Amendment flag	false
Central index key	0001828811
Document fiscal year focus	2022
Document fiscal period focus	Q1
Document Type	6-K
Registrant name	LI-CYCLE HOLDINGS CORP.